Condensed Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 1,372	$ 1,103	$ 104
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	50,000,000	50,000,000	50,000,000
Preferred Stock, Shares Issued	1,694	1,694	5,694
Preferred Stock, Shares Outstanding	1,694	1,694	5,694
Common Stock, Par or Stated Value Per Share	$ 0.000041666	$ 0.000041666	$ 0.000041666
Common Stock, Shares Authorized	150,000,000	150,000,000	150,000,000
Common Stock, Shares, Issued	48,516,528	48,547,720	33,750,188
Common Stock, Shares, Outstanding	48,516,528	48,547,720	33,750,188
Common Stock To Be Issued Shares	303,125	303,125	303,125